IMPAIRMENT	12 Months Ended
Dec. 31, 2017
Disclosure of impairment loss and reversal of impairment loss [text block] [Abstract]
Disclosure of impairment loss and reversal of impairment loss [text block]

NOTE 12: IMPAIRMENT

	2017 £m	2016 £m	2015 £m
Impairment losses on loans and receivables:
Loans and advances to customers	697	592	443
Debt securities classified as loans and receivables	(6)	–	(2)
Total impairment losses on loans and receivables (note 20)	691	592	441
Impairment of available-for-sale financial assets	6	173	4
Other credit risk provisions	(9)	(13)	(55)
Total impairment charged to the income statement	688	752	390